CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, accumulated depreciation	$ 85,126	$ 69,299	$ 44,130
Note payable to a related party, discount	$ 0	$ 73,885	$ 0
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	30,399,530	28,555,400	28,296,965
Common stock, shares outstanding	30,367,358	28,523,228	28,264,793
Treasury stock, shares	32,172	32,172	32,172